Taxes - Schedule of Loss Before Income Tax Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Loss Before Income Tax Provision [Abstract]
Loss before income tax expense from China	$ (1,866,060)	$ (1,238,315)	$ (140,301)
Loss before income tax expense from outside of China	(10,747,341)	(7,074,261)	(6,386,021)
Total loss before income tax provision	$ (12,613,401)	$ (8,312,576)	$ (6,526,322)